Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
8 – COMMITMENTS AND CONTINGENCIES

Commitments

Leases:

In September 2012, the Company started a non-cancellable operating lease for office equipment. The lease term is 5 years. Lease payments during the five years are approximately $500 per month.

On September 1, 2011, the Company entered into a commercial lease agreement for additional office space.  The lease term is one year with five successive one year renewal options. Starting September 1, 2012, the lease has been renewed for one year with a fixed payment of approximately $5,008 per month. For each year thereafter of the initial year, the rent will be subject to an increment of 4%.

Capital Leases:

The Company leases its property and equipment from Dell Financial Services L.L.C. under a capital lease. The economic substance of the lease is that the Company is financing the acquisition of the assets through the lease and accordingly, it is recorded in the Company’s assets and liabilities.

The following is an analysis of the leased assets included in Property and Equipment:

September 30, 2013
Equipment	$79,210
Less accumulated depreciation	(27,006)
Total	$52,204

The lease agreement contains a bargain purchase option at the end of the lease term. The total amount due at September 30, 2013 is $67,068 of which $32,768 is included in short term liabilities.

The following is a schedule by years of future minimum payments required under the lease together with their present value as of September 30, 2013:

Year Ending December 31:
2013	$8,193
2014	32,768
2015	22,527
2016	3,580

Total minimum lease payments	67,068
Less amount representing interest	(11,386)
Present value of minimum lease payments	$55,672

Amortization of assets held under capital leases is included with depreciation expense and is approximately $27,000 as of September 30, 2013.

Settlement Agreement:

On May 8, 2012, the Company terminated the employment of our Chief Marketing Officer (“CMO”) and subsequently amended its complaint to enforce certain non-competition clauses contained in the employment agreement. The Company sought a declaration of its obligations to pay severance under the terms of its then-existing employment agreement with the CMO.

On July 9, 2012, the Company and the former CMO entered into a Settlement Agreement to resolve two pending lawsuits arising out of the termination of his employment agreement. The lawsuit was initiated by the Company against the former CMO in the United States District Court for the Southern District of Florida.  In addition, the former CMO sued the Company in the United States District Court of the District of Colorado.

Pursuant to the Settlement Agreement, the former CMO agreed to abolish all claims and lawsuits against the Company and its CEO and COO and resigned any and all positions which he had or presently may have had with the Company. As part of the Settlement Agreement, the Company agreed to make eleven (11) payments totaling $232,500 pursuant to the terms of his prior employment agreement. Additionally, the CMO agreed to transfer his 3,299,802 shares to an officer of the Company in 2012. These payments commenced July 2012 and the final payment in the amount of $23,056 was disbursed on July 29, 2013. In addition, the Company has agreed to abolish all claims and lawsuits against the former CMO. The Settlement Agreement has a seven (7) day grace period for payments to the former CMO, after which time, he may seek court intervention to enforce the payments. The Company's Chief Executive Officer and Chief Operating Officer, respectively, have personally guaranteed the payments of the Settlement Agreement. As a result of the Settlement Agreement, both parties are dismissing their respective filings and have agreed to not enter any more lawsuits concerning the scope of this matter.

Employment Agreements:

On October 2, 2013 the Company entered into employment agreements with four (4) of our officers and directors. The Employment agreements provide for severance benefits, change in control provisions, accrued but unpaid wages and bonuses, accrued but unpaid vacation time, incentive awards, equity and stock options, and other benefits. These four (4) employment agreements were amended on November 12, 2013. As of September 30, 2013, no performance bonuses have been earned. The Company owes its CEO $75,000 as stated in the February 2012 merger agreement, which is accrued in the accompanying unaudited condensed consolidated Financial Statements as Due to officer. The balance due to the Company’s CEO was formalized in a promissory note in November 1, 2013. In Addition, the Company owes its President $40,000 for a promissory note dated November 1, 2013 for funds advanced in September 2013. On November 12, 2013, the promissory notes for the CEO and the president were paid in full with financing received in connection with the sale and issuance of Series A Preferred Stock and warrants to purchase shares of the Company’s common stock pursuant to the Stock Purchase Agreement dated and signed on November 12, 2013 with Great Point Partners, LLC. (see Note 11)

Contingencies

From time to time, the Company is involved in litigation matters relating to claims arising from the ordinary course of business. While the results of such claims and legal actions cannot be predicted with certainty, the Company’s management does not believe that there are claims or actions, pending or threatened against the Company, the ultimate disposition of which would have a material adverse effect on our business, results of operations, financial condition or cash flows.

11 – COMMITMENTS AND CONTINGENCIES

Commitments

Leases:

Until August 2012, the Company leased certain office equipment under non-cancelable operating lease arrangements.  Monthly payments under the lease agreements were approximately $600 per month. The lease expired in August 2012. In September 2012, the Company started a new non-cancelable operating lease to replace the office equipment.  The lease term is 5 years. Lease payments during the five years are approximately $500 per month.

On September 1, 2011, the Company entered into a commercial lease agreement for additional office space.  The lease term is one year with five successive one year renewal options. Lease payments during the first year were approximately $2,500 for one month and $4,400 for the remaining eleven months.  Starting September 1, 2012, the lease has been renewed for one year with a fixed payment of approximately $5,008 per month. For each year thereafter of the initial year, the rent will be subject to an increment of 4%.

Future minimum lease payments under these leases are as follows:

Years Ending December 31:

2013	$51,432
2014	6,360
2015	6,360
2016	6,360
Total	$70,512

Settlement Agreement:

On May 8, 2012, the Company terminated the employment of our Chief Marketing Officer (CMO) and subsequently amended its complaint to enforce certain non-competition clauses contained in the employment agreement. The Company sought a declaration of its obligations to pay severance under the terms of its then-existing employment agreement with the CMO.

On July 9, 2012, the Company and the former CMO entered into a Settlement Agreement to resolve two pending lawsuits arising out of the termination of his employment agreement. The lawsuit was initiated by the Company against the former CMO in the United States District Court for the Southern District of Florida.  In addition, the former CMO sued the Company in the United States District Court of the District of Colorado.

Pursuant to the Settlement Agreement, the former CMO agreed to abolish all claims and lawsuits against the Company and its CEO and COO and resigned any and all positions which he had or presently may have had with the Company. As part of the Settlement Agreement, the Company agreed to make eleven (11) payments totaling $232,500 pursuant to the terms of his prior employment agreement. Additionally, the CMO agreed to transfer his 3,299,802 shares to an officer of the Company (see Note 12). These payments commenced July 2012, and the outstanding balance as of December 31, 2012 was $115,278. In addition, the Company has agreed to abolish all claims and lawsuits against the former CMO.  The Settlement Agreement has a seven (7) day grace period for payments to the former CMO, after which time, he may seek court intervention to enforce the payments.  The Company's Chief Executive Officer and Chief Operating Officer, respectively, have personally guaranteed the payments of the Settlement Agreement. As a result of the Settlement Agreement, both parties are dismissing their respective filings and have agreed to not enter any more lawsuits concerning the scope of this matter.

Employment Agreements:

From time to time, the Company enters into employment agreements with certain of its employees.  These agreements typically include bonuses, some of which are performance-based in nature. As of December 31, 2012, no performance bonuses have been earned. The Company owes its CEO $75,000 as stated in the February 2012 merger agreement, which is accrued in the accompanying consolidated Financial Statements as Due to officer.

Contingencies

From time to time, the Company is involved in litigation matters relating to claims arising from the ordinary course of business. While the results of such claims and legal actions cannot be predicted with certainty, the Company’s management does not believe that there are claims or actions, pending or threatened against the Company, the ultimate disposition of which would have a material adverse effect on our business, results of operations, financial condition or cash flows.